Prepayments, Receivables and Other Assets, Net (Tables)	12 Months Ended
Mar. 31, 2024
Prepayments, Receivables And Other Assets, Net [Abstract]
Schedule of Prepayments, Receivables and Other Assets	Prepayments, receivables and other assets consisted of the following as of March 31, 2024 and 2023:
	As of March 31,
	2024	2023

Receivable from a third-party company	$416,880	$473,237
Other receivables	83,634	230,642
Total prepayments, receivables and other assets, gross	500,514	703,879
Less: allowance for credit loss	(468,880)	(473,237)
Total prepayments, receivables and other assets, net	$31,634	$230,642